CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,436	$ 3,319
Receivables, net	4,896	4,320
Inventories, net	5,603	5,891
Costs in excess of billings	1,539	1,225
Deferred income taxes	373	349
Prepaid and other current assets	576	574
Total current assets	16,423	15,678
Property, plant and equipment, net	3,408	2,945
Deferred income taxes	372	413
Goodwill	9,049	7,172
Intangibles, net	5,055	4,743
Investment in unconsolidated affiliates	390	393
Other assets	115	140
Total assets	34,812	31,484
Current liabilities:
Accounts payable	1,275	1,200
Accrued liabilities	2,763	2,571
Billings in excess of costs	1,771	1,189
Current portion of long-term debt and short-term borrowings	1	1
Accrued income taxes	556	355
Deferred income taxes	312	333
Total current liabilities	6,678	5,649
Long-term debt	3,149	3,148
Deferred income taxes	2,292	1,997
Other liabilities	363	334
Total liabilities	12,482	11,128
Commitments and contingencies
Stockholders' equity:
Common stock-par value $.01; 1 billion shares authorized; 428,433,703 and 426,928,322 shares issued and outstanding at December 31, 2013 and December 31, 2012	4	4
Additional paid-in capital	8,907	8,743
Accumulated other comprehensive income (loss)	(4)	107
Retained earnings	13,323	11,385
Total Company stockholders' equity	22,230	20,239
Noncontrolling interests	100	117
Total stockholders' equity	22,330	20,356
Total liabilities and stockholders' equity	$ 34,812	$ 31,484